As filed with the Securities and Exchange Commission on March 28, 2016

Securities Act Registration No. 333-206306
Investment Company Act Reg. No. 811-23086

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 2	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 5	[X]
(Check appropriate box or boxes.)

WP Trust
(Exact Name of Registrant as Specified in Charter)

129 NW 13th Street, Suite D-26
Boca Raton, FL 33432
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 950-9112

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

With Copies To:
Matthew A. Swendiman
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

Approximate Date of Proposed Public Offering: Immediately following effectiveness of this registration statement amendment.

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on March 31, 2016 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A for WP Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 1 (“PEA No. 1”), which was filed with the Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001398344-16-009069 on January 15, 2016, pursuant to paragraph (b) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 1 by means of this filing, Part A, Part B and Part C of PEA No. 1 are incorporated herein by reference.

PART A – PROSPECTUS
The Prospectus for the IPS Strategic Absolute Return Fund, a series of the Trust, is incorporated herein by reference to Part A of PEA No. 1.

PART B – STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information for the IPS Strategic Absolute Return Fund is incorporated herein by reference to Part B of PEA No. 1.

PART C – OTHER INFORMATION
Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 1.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940 (“1940 Act”), as amended, the Registrant has duly caused this Post-Effective Amendment No. 2 to the Registration Statement under the Securities Act and Amendment No. 5 to the Registration Statement under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in Boca Raton, Florida on the 28th day of March, 2016.

WP Trust

By:	/s/Charles S. Stoll
Charles S. Stoll, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

/s/Charles S. Stoll	March 28, 2016
Charles S. Stoll, Trustee and President	Date
(Principal Executive Officer)

*	March 28, 2016
Donald H. Baxter, Trustee	Date

*	March 28, 2016
Ronald F. Rohe, Trustee	Date

**	March 28, 2016
Michael G. Rogan, Trustee	Date

**	March 28, 2016
Bradley J. Alden, Trustee	Date

/s/ Larry E. Beaver, Jr.	March 28, 2016
Larry E. Beaver, Jr., Treasurer (Principal Financial Officer)

*By	/s/ Charles S. Stoll
Charles S. Stoll
Attorney-in-Fact

*	Charles S. Stoll, pursuant to powers of attorney dated December 10, 2015, filed in Registrant’s Pre-Effective Amendment No. 1 on December 22, 2015.
**	Charles S. Stoll, pursuant to powers of attorney dated January 14, 2016, filed in Registrant’s Post-Effective Amendment No. 1 on January 15, 2016.